Tax matters - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated profit (loss) before tax
Tax rate applicable in Spain (as a percent)	30.00%	30.00%	30.00%
Consolidated profit (loss) before tax	€ 14,547	€ (2,076)	€ 12,543
From discontinued operations	0	0	0
Income tax at tax rate applicable in Spain	4,364	(623)	3,763
By the effect of application of the various tax rates applicable in each country	210	362	243
Effect of profit or loss of associates and joint ventures	(130)	29	(97)
Effect of reassessment of deferred taxes	9	2,500	(612)
Permanent differences	441	3,364	1,130
Current income tax	€ 4,894	€ 5,632	€ 4,427
Effective tax rate (as a percent)	33.64%	0.00%	35.29%
Discontinued operations	€ 0	€ 0	€ 0
Current taxes	3,799	4,214	3,962
Deferred taxes	1,095	1,418	465
Taxes paid in the year	4,012	2,946	2,593
Brazil
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	634	560	502
United Kingdom
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(158)	(43)	(80)
United States
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(179)	(71)	(71)
Chile
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(34)	(24)	(35)
Aggregate continuing and discontinued operations
Consolidated profit (loss) before tax
Consolidated profit (loss) before tax	€ 14,547	€ (2,076)	€ 12,543